Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax expense (benefit) at US statutory income tax rate			$ (11,624)	$ (5,182)	$ (30,746)
State income tax expense (benefit), net of federal benefit			(1,507)	(773)	(2,844)
Foreign rate differential			(15)	(304)	(179)
Change in fair value of warrants			6,232
Goodwill impairment					16,624
Global intangible low-taxed income ("GILTI") inclusion				1,095	22
Transaction costs				260	507
Other permanent differences			323	78	136
Step-up on C Corp conversion					(1,578)
Change in valuation allowance			7,319	632	513
Provision to return adjustments			(320)	(166)
Effect of change in foreign tax rates			(552)	1,181
Other			255	(189)
Income tax expense (benefit)	$ (4,359)	$ (1,584)	$ 111	$ (3,368)	$ (17,545)
Effective tax rate (as percentage)	50.20%	25.20%	(0.20%)	13.60%	12.00%